Other payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other payables
Increase in other payables	€ 1.5
Increase in accrued expenses		€ 2.2
Increase in fair value of foreign currency option	€ 0.6
Hedging timeline	24 months
Consolidated entity
Other payables
Hedging timeline	24 months